Taxes and contributions (Tables)	6 Months Ended
Jun. 30, 2019
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Taxes and contributions

	June 30, 2019	December 31, 2018
Taxes
Services tax (i)	180,852	122,241
Value-added tax on sales and services (ii)	27,678	23,796
Social integration program (iii)	20,061	17,530
Social contribution on revenues (iii)	123,441	107,872
Income tax and social contribution (iv)	3,286	685
Other	2,500	1,919

	357,818	274,043

Judicial deposits (v)
Services tax (i)	(81,341)	(52,226)
Value-added tax on sales and services (ii)	(26,365)	(19,476)
Social integration program (iii)	(19,707)	(17,088)
Social contribution on revenues (iii)	(121,275)	(105,160)

	(248,688)	(193,950)

	109,130	80,093

(i)	Refers to taxes on revenue from transaction activities.

(ii)	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.

(iii)	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.

(iv)	Refers to the income tax and social contribution payable on current income taxes and contribution.

(v)	The PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.